RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended		12 Months Ended
	Sep. 09, 2025	Sep. 04, 2025	Sep. 03, 2025	May 06, 2025	Nov. 12, 2024	Sep. 04, 2024	Nov. 26, 2025	Nov. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Aug. 18, 2025	Jul. 08, 2025	Jul. 02, 2025	Jun. 24, 2025	Apr. 30, 2025	Mar. 21, 2025	Mar. 04, 2025	Jan. 22, 2025	Jan. 09, 2025	Dec. 26, 2024	Dec. 09, 2024	Nov. 25, 2024	Nov. 13, 2024	Oct. 28, 2024	Oct. 17, 2024	Oct. 16, 2024	Oct. 02, 2024	Sep. 17, 2024	Aug. 21, 2024	Aug. 20, 2024	Aug. 07, 2024	Jul. 09, 2024	Jul. 02, 2024	Jun. 25, 2024	Jun. 05, 2024	Apr. 17, 2024	Apr. 10, 2024	Mar. 28, 2024	Mar. 11, 2024	Feb. 21, 2024	Feb. 06, 2024	Jan. 11, 2024	Sep. 27, 2021
Allowance for credit loss									$ 0	$ 112,000
Minimum [Member]
Equity Financing, Gross Proceeds							$ 10,000,000.0
Versa Note [Member]
Unsecured debt																																											$ 100,000
Interest rate																																											8.00%
Fang Family Fund, LLC [Member]
Face amount																																								$ 450,000	$ 450,000	$ 1,000,000.0
Fang Family Fund Loan [Member]
Interest rate																					6.00%	6.00%	6.00%	6.00%		6.00%
Face amount																					$ 450,000	$ 400,000	$ 480,000	$ 450,000	$ 200,000	$ 700,000	$ 400,000	$ 450,000	$ 350,000		$ 110,000	$ 580,000		$ 350,000	$ 500,000	$ 2,000,000.0	$ 500,000	$ 500,000	$ 500,000
External funding received																													$ 5,000,000		$ 5,000,000	$ 5,000,000		$ 1,000,000
Repayments of debt		$ 425,000	$ 87,500	$ 90,000		$ 31,918		$ 172,450
Interest paid		4,533
Consolidated Fang Family Fund Loans [Member]
Interest rate																																	6.00%
Face amount																																	$ 7,000,000.0
Conversion price equal to lowest price per share																																	$ 77
Amortization									22,000	$ 1,970,000
Accounts receivable									134,712
Aggregated convertible note [Member]
Face amount					$ 7,000,000.0
Convertible note, donated value received percenteg					50.00%
Hunniwell [Member]
Face amount													$ 93,633																	$ 250,000
Daniel Teo [Member]
Face amount													$ 187,190
Related Party Working Capital Loan [Member]
Repayments of debt	$ 250,000
Interest paid	15,781
Hunniwell Travel Expense Loan [Member]
Repayments of debt	93,633
Interest paid	5,237
Daniel Teo Severance Loan [Member]
Repayments of debt	187,190
Interest paid	$ 2,042
Fang Family I [Member]
Interest rate							6.00%				6.00%	6.00%		6.00%	6.00%	6.00%	6.00%			6.00%
Face amount							$ 1,000,000.0				$ 450,000	$ 425,000		$ 310,000	$ 90,000	$ 350,000	$ 325,000			$ 350,000
Fang Family II [Member]
Interest rate																		6.00%	6.00%
Face amount																		$ 376,000	$ 301,000
Fang Family Fund I Loan 2 [Member]
Repayments of debt		450,000
Interest paid		$ 1,200
Versa Capital Management, LLC [Member]
Ownership percentage																																											100.00%
Forgiveness of related party debt									$ 137,000